Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000023127
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class A
Trading Symbol	AFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 87,394,789
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 247,716
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023126
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Class L
Trading Symbol	APITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$100	2.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 87,394,789
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 247,716
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127241
Shareholder Report [Line Items]
Fund Name	Yorktown Growth Fund
Class Name	Institutional Class
Trading Symbol	APGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.00%

Fund Statistics

Net Assets	$87,394,789
Number of Portfolio Holdings	177
Advisory Fee (net of waivers)	$247,716
Portfolio Turnover	22%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	1.1%
Real Estate	1.7%
Communications	1.8%
Consumer Staples	2.0%
Energy	3.2%
Health Care	5.5%
Financials	9.9%
Consumer Discretionary	11.3%
Materials	11.8%
Industrials	25.1%
Technology	25.8%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 87,394,789
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 247,716
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023136
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	APIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 312,579,352
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 610,324
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169022
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	AFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 312,579,352
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 610,324
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023135
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Class L
Trading Symbol	AFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 312,579,352
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 610,324
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000085545
Shareholder Report [Line Items]
Fund Name	Yorktown Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	APIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 312,579,352
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 610,324
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,579,352
Number of Portfolio Holdings	320
Advisory Fee	$610,324
Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	0.3%
Real Estate	0.7%
Materials	1.4%
Communications	2.3%
Technology	3.0%
Consumer Staples	3.3%
Utilities	3.9%
Consumer Discretionary	4.1%
CLO	4.3%
Industrials	5.7%
ABS	20.9%
Financials	23.0%
U.S. Government & Agency Obligations	26.1%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023132
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class A
Trading Symbol	APIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 243,156,719
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 671,444
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000023131
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Class L
Trading Symbol	AFMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 243,156,719
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 671,444
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000127242
Shareholder Report [Line Items]
Fund Name	Yorktown Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	APIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 243,156,719
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 671,444
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$243,156,719
Number of Portfolio Holdings	255
Advisory Fee (net of waivers)	$671,444
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	0.8%
Communications	1.2%
Consumer Staples	1.3%
Health Care	1.4%
Utilities	2.6%
Materials	2.7%
Consumer Discretionary	3.6%
Technology	4.0%
Industrials	5.1%
CLO	5.3%
Financials	16.8%
ABS	23.5%
U.S. Government & Agency Obligations	31.0%

Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169010
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class A
Trading Symbol	YOVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 30,241,145
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 42,425
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169012
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Class L
Trading Symbol	YOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$112	2.25%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.25%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 30,241,145
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 42,425
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/
C000169013
Shareholder Report [Line Items]
Fund Name	Yorktown Small Cap Fund
Class Name	Institutional Class
Trading Symbol	YOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.
Additional Information Phone Number	(888) 933-8274
Additional Information Website	https://www.yorktownfunds.com/all-fund-literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 30,241,145
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 42,425
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,241,145
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$42,425
Portfolio Turnover	75%

Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.7%
Communications	0.6%
Real Estate	1.8%
Materials	2.1%
Consumer Staples	7.6%
Financials	9.0%
Health Care	9.8%
Energy	10.2%
Consumer Discretionary	13.3%
Technology	16.8%
Industrials	21.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.
Updated Prospectus Web Address	https://www.yorktownfunds.com/all-fund-literature/